FINANCE INCOME AND FINANCE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income And Expenses [Abstract]
Foreign exchange gain	$ 1,433	$ 375	$ 2,322
Interest income	137	259	0
Total finance income	1,570	634	2,322
Foreign exchange loss	117	1,298	225
Unwinding of deferred consideration	1,289	735	325
Interest expense on lease liabilities	249	165	182
Interest expense on borrowings	1,260	0	464
Other finance results	180	73	103
Total finance expenses	3,095	2,271	1,299
Net finance (loss) income	$ (1,525)	$ (1,637)	$ 1,023